SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement Dated January 25, 2006
to the Class A Shares Prospectus Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Total Operating Expenses for the Funds

Effective December 14, 2005, the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds (each, a "Fund" and, together, the "Funds") each began investing a portion in the SIMT Large Cap Diversified Alpha Fund as one of the underlying funds. Due to the higher operating expenses of the SIMT Large Cap Diversified Alpha Fund, largely associated with the use of short sales in that Fund, this will result in an overall increase in the aggregate operating expenses of the Funds. Therefore, the Prospectus is hereby amended and supplemented to reflect this increase in the total operating expenses of each Fund.

Accordingly, for each Fund, in the table entitled "Annual Fund Operating Expenses" (the "Fee Table") in the sub-section entitled "Fund Fees and Expenses," the ratios provided in the rows entitled "Estimated Underlying Fund Expenses" and "Total Annual Fund Operating Expenses" are hereby deleted and replaced as follows:

	ESTIMATED UNDERLYING FUND EXPENSES	TOTAL ANNUAL FUND OPERATING EXPENSES	ACTUAL TOTAL ANNUAL OPERATING EXPENSES (AFTER FEE WAIVERS)
Diversified Conservative Income Fund	0.72%	1.13%	0.84%
Diversified Conservative Fund	0.84%	1.25%	0.96%
Diversified Global Moderate Growth Fund	0.98%	1.39%	1.10%
Diversified Moderate Growth Fund	0.93%	1.34%	1.05%
Diversified Global Growth Fund	1.07%	1.48%	1.19%
Diversified Global Stock Fund	1.15%	1.56%	1.27%
Diversified U.S. Stock Fund	1.09%	1.50%	1.21%

Further, the first footnote following each Fund's Fee Table is hereby deleted and replaced with the following:

* This amount reflects the estimated amount of expense borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2005 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year. The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund's investments in the SIMT Large Cap Diversified Alpha Fund as of December 14, 2005 and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

Finally, the ratio denoting the total operating expenses, after fee waivers, of the SIMT Large Cap Diversified Alpha Fund in the section entitled "Information About the Underlying SEI Funds" is hereby deleted and replaced with the following:

SIMT Large Cap Diversified Alpha Fund	1.10% (as of December 14, 2005)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-380 (1/06)

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement Dated January 25, 2006
to the Class D Shares Prospectus Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Total Operating Expenses for the Funds

Effective December 14, 2005, the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds (each, a "Fund" and, together, the "Funds") each began investing a portion in the SIMT Large Cap Diversified Alpha Fund as one of the underlying funds. Due to the higher operating expenses of the SIMT Large Cap Diversified Alpha Fund, largely associated with the use of short sales in that Fund, this will result in an overall increase in the aggregate operating expenses of the Funds. Therefore, the Prospectus is hereby amended and supplemented to reflect this increase in the total operating expenses of each Fund.

Accordingly, for each Fund, in the table entitled "Annual Fund Operating Expenses" (the "Fee Table") in the sub-section entitled "Fund Fees and Expenses," the ratios provided in the rows entitled "Estimated Underlying Fund Expenses" and "Total Annual Fund Operating Expenses" are hereby deleted and replaced as follows:

	ESTIMATED UNDERLYING FUND EXPENSES	TOTAL ANNUAL FUND OPERATING EXPENSES	ACTUAL TOTAL ANNUAL OPERATING EXPENSES (AFTER FEE WAIVERS)
Diversified Conservative Income Fund	0.72%	2.13%	1.84%
Diversified Conservative Fund	0.84%	2.25%	1.96%
Diversified Global Moderate Growth Fund	0.98%	2.39%	2.10%
Diversified Moderate Growth Fund	0.93%	2.34%	2.05%
Diversified Global Growth Fund	1.07%	2.48%	2.19%
Diversified Global Stock Fund	1.15%	2.56%	2.27%
Diversified U.S. Stock Fund	1.09%	2.50%	2.21%

Further, the first footnote following each Fund's Fee Table is hereby deleted and replaced with the following:

* This amount reflects the estimated amount of expense borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2005 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year. The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund's investments in the SIMT Large Cap Diversified Alpha Fund as of December 14, 2005 and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

Finally, the ratio denoting the total operating expenses, after fee waivers, of the SIMT Large Cap Diversified Alpha Fund in the section entitled "Information About the Underlying SEI Funds" is hereby deleted and replaced with the following:

SIMT Large Cap Diversified Alpha Fund	1.10% (as of December 14, 2005)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-381 (1/06)

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement Dated January 25, 2006
to the Class I Shares Prospectus Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Total Operating Expenses for the Funds

Effective December 14, 2005, the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds (each, a "Fund" and, together, the "Funds") each began investing a portion in the SIMT Large Cap Diversified Alpha Fund as one of the underlying funds. Due to the higher operating expenses of the SIMT Large Cap Diversified Alpha Fund, largely associated with the use of short sales in that Fund, this will result in an overall increase in the aggregate operating expenses of the Funds. Therefore, the Prospectus is hereby amended and supplemented to reflect this increase in the total operating expenses of each Fund.

Accordingly, for each Fund, in the table entitled "Annual Fund Operating Expenses" (the "Fee Table") in the sub-section entitled "Fund Fees and Expenses," the ratios provided in the rows entitled "Estimated Underlying Fund Expenses" and "Total Annual Fund Operating Expenses" are hereby deleted and replaced as follows:

	ESTIMATED UNDERLYING FUND EXPENSES	TOTAL ANNUAL FUND OPERATING EXPENSES	ACTUAL TOTAL ANNUAL OPERATING EXPENSES (AFTER FEE WAIVERS)
Diversified Conservative Income Fund	0.72%	1.38%	1.09%
Diversified Conservative Fund	0.84%	1.50%	1.21%
Diversified Global Moderate Growth Fund	0.98%	1.64%	1.35%
Diversified Moderate Growth Fund	0.93%	1.59%	1.30%
Diversified Global Growth Fund	1.07%	1.73%	1.44%
Diversified Global Stock Fund	1.15%	1.81%	1.52%
Diversified U.S. Stock Fund	1.09%	1.75%	1.46%

Further, the first footnote following each Fund's Fee Table is hereby deleted and replaced with the following:

* This amount reflects the estimated amount of expense borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2005 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year. The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund's investments in the SIMT Large Cap Diversified Alpha Fund as of December 14, 2005 and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

Finally, the ratio denoting the total operating expenses, after fee waivers, of the SIMT Large Cap Diversified Alpha Fund in the section entitled "Information About the Underlying SEI Funds" is hereby deleted and replaced with the following:

SIMT Large Cap Diversified Alpha Fund	1.10% (as of December 14, 2005)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-382 (1/06)

SEI ASSET ALLOCATION TRUST

Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement Dated January 25, 2006
to the Class A Shares Prospectus Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Total Operating Expenses for the Funds

Effective December 14, 2005, the Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds (each, a "Fund" and, together, the "Funds") each began investing a portion in the SIMT Large Cap Diversified Alpha Fund as one of the underlying funds. Due to the higher operating expenses of the SIMT Large Cap Diversified Alpha Fund, largely associated with the use of short sales in that Fund, this will result in an overall increase in the aggregate operating expenses of the Funds. Therefore, the Prospectus is hereby amended and supplemented to reflect this increase in the total operating expenses of each Fund.

Accordingly, for each Fund, in the table entitled "Annual Fund Operating Expenses" (the "Fee Table") in the sub-section entitled "Fund Fees and Expenses," the ratios provided in the rows entitled "Estimated Underlying Fund Expenses" and "Total Annual Fund Operating Expenses" are hereby deleted and replaced as follows:

	ESTIMATED UNDERLYING FUND EXPENSES	TOTAL ANNUAL FUND OPERATING EXPENSES	ACTUAL TOTAL ANNUAL OPERATING EXPENSES (AFTER FEE WAIVERS)
Aggressive Strategy Fund	1.15%	1.38%	1.25%
Core Market Strategy Fund	0.89%	1.16%	0.99%
Market Growth Strategy Fund	1.02%	1.21%	1.12%

Further, the first footnote following each Fund's Fee Table is hereby deleted and replaced with the following:

* This amount reflects the estimated amount of expense borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2005 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year. The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund's investments in the SIMT Large Cap Diversified Alpha Fund as of December 14, 2005 and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

Finally, the ratio denoting the total operating expenses, after fee waivers, of the SIMT Large Cap Diversified Alpha Fund in the section entitled "Information About the Underlying SEI Funds" is hereby deleted and replaced with the following:

SIMT Large Cap Diversified Alpha Fund	1.10% (as of December 14, 2005)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-383 (1/06)

SEI ASSET ALLOCATION TRUST

Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement Dated January 25, 2006
to the Class I Shares Prospectus Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Total Operating Expenses for the Funds

Effective December 14, 2005, the Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds (each, a "Fund" and, together, the "Funds") each began investing a portion in the SIMT Large Cap Diversified Alpha Fund as one of the underlying funds. Due to the higher operating expenses of the SIMT Large Cap Diversified Alpha Fund, largely associated with the use of short sales in that Fund, this will result in an overall increase in the aggregate operating expenses of the Funds. Therefore, the Prospectus is hereby amended and supplemented to reflect this increase in the total operating expenses of each Fund.

Accordingly, for each Fund, in the table entitled "Annual Fund Operating Expenses" (the "Fee Table") in the sub-section entitled "Fund Fees and Expenses," the ratios provided in the rows entitled "Estimated Underlying Fund Expenses" and "Total Annual Fund Operating Expenses" are hereby deleted and replaced as follows:

	ESTIMATED UNDERLYING FUND EXPENSES	TOTAL ANNUAL FUND OPERATING EXPENSES	ACTUAL TOTAL ANNUAL OPERATING EXPENSES (AFTER FEE WAIVERS)
Aggressive Strategy Fund	1.15%	1.58%	1.50%
Core Market Strategy Fund	0.89%	1.35%	1.24%
Market Growth Strategy Fund	1.02%	1.42%	1.37%

Further, the first footnote following each Fund's Fee Table is hereby deleted and replaced with the following:

* This amount reflects the estimated amount of expense borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund's investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2005 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year. The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund's investments in the SIMT Large Cap Diversified Alpha Fund as of December 14, 2005 and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

Finally, the ratio denoting the total operating expenses, after fee waivers, of the SIMT Large Cap Diversified Alpha Fund in the section entitled "Information About the Underlying SEI Funds" is hereby deleted and replaced with the following:

SIMT Large Cap Diversified Alpha Fund	1.10% (as of December 14, 2005)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-384 (1/06)